Deferred compensation awards - Activity relating to RSU awards (Detail) - RSU awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Outstanding
Outstanding (number of shares), Beginning	158,759,875
Outstanding (number of shares), Granted	84,295,700
Outstanding (number of shares), Forfeited	(12,039,400)
Outstanding (number of shares), Delivered	(69,433,175)
Outstanding (number of shares), Ending	161,583,000	158,759,875
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 451
Weighted-average grant date fair value per share, Granted	466
Weighted-average grant date fair value per share, Forfeited	460
Weighted-average grant date fair value per share, Delivered	451
Weighted-average grant date fair value per share, Ending	¥ 459	¥ 451
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	1 year	1 year